Note 7 - Subscriptions payable for senior secured convertible promissory notes	12 Months Ended
Dec. 31, 2012
Secured Convertible Promissory Notes [Text Block]
 (7)           Subscriptions payable for senior secured convertible promissory notes

During the year ended December 31, 2012, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (the “Senior Secured Notes”) from selected accredited investors.  Up to $2,000,000 aggregate principal amount of Senior Secured Notes are being offered (the “Offering”) by the Company.  The Company completed the Offering and issued an aggregate $2,000,000 in notes on March 8, 2013.

The Senior Secured Notes have a six month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at $0.20 per share.  Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes will convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders will also receive, if any are issued, warrants or any other security issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license.  The Senior Secured Notes are secured by the tangible and intangible assets of the Company.  The Company is in the process of evaluating the accounting treatment for these notes issued subsequent to December 31, 2012 and any potential embedded derivatives included therein.

As of December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516.